RETIREMENT BENEFITS - Plan Assets (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
U.S. | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
U.S. | Equity securities | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		7.00%	16.00%
U.S. | Equity securities | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		7.00%	16.00%
U.S. | Equity securities | Forecast | Minimum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. | Equity securities | Forecast | Maximum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	22.00%
U.S. | Debt securities | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		72.00%	59.00%
U.S. | Debt securities | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		72.00%	59.00%
U.S. | Debt securities | Forecast | Minimum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	55.00%
U.S. | Debt securities | Forecast | Maximum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	114.00%
U.S. | Real estate | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		2.00%	4.00%
U.S. | Real estate | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		2.00%	4.00%
U.S. | Real estate | Forecast | Minimum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. | Real estate | Forecast | Maximum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	4.00%
U.S. | Private equity | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		6.00%	3.00%
U.S. | Private equity | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		6.00%	3.00%
U.S. | Private equity | Forecast | Minimum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. | Private equity | Forecast | Maximum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	5.00%
U.S. | Other investments | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		13.00%	18.00%
U.S. | Other investments | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		13.00%	18.00%
U.S. | Other investments | Forecast | Minimum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. | Other investments | Forecast | Maximum
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	23.00%
Non-U.S. | Weighted Average | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Non-U.S. | Weighted Average | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		100.00%	100.00%
Non-U.S. | Equity securities | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%	0.00%
Non-U.S. | Equity securities | Minimum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%	0.00%
Non-U.S. | Equity securities | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		100.00%	100.00%
Non-U.S. | Equity securities | Maximum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		42.00%	38.00%
Non-U.S. | Equity securities | Weighted Average | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		16.00%	15.00%
Non-U.S. | Equity securities | Weighted Average | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		41.00%	38.00%
Non-U.S. | Equity securities | Forecast | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Non-U.S. | Equity securities | Forecast | Minimum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Non-U.S. | Equity securities | Forecast | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Non-U.S. | Equity securities | Forecast | Maximum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	42.00%
Non-U.S. | Debt securities | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%	0.00%
Non-U.S. | Debt securities | Minimum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		53.00%	56.00%
Non-U.S. | Debt securities | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		100.00%	100.00%
Non-U.S. | Debt securities | Maximum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		100.00%	100.00%
Non-U.S. | Debt securities | Weighted Average | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		76.00%	77.00%
Non-U.S. | Debt securities | Weighted Average | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		53.00%	56.00%
Non-U.S. | Debt securities | Forecast | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Non-U.S. | Debt securities | Forecast | Minimum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	54.00%
Non-U.S. | Debt securities | Forecast | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Non-U.S. | Debt securities | Forecast | Maximum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Non-U.S. | Real estate | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%	0.00%
Non-U.S. | Real estate | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		14.00%	12.00%
Non-U.S. | Real estate | Weighted Average | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		1.00%	1.00%
Non-U.S. | Real estate | Forecast | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Non-U.S. | Real estate | Forecast | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	15.00%
Non-U.S. | Other investments | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%	0.00%
Non-U.S. | Other investments | Minimum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		0.00%	0.00%
Non-U.S. | Other investments | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		100.00%	100.00%
Non-U.S. | Other investments | Maximum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)		6.00%	6.00%
Non-U.S. | Other investments | Weighted Average | Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		7.00%	7.00%
Non-U.S. | Other investments | Weighted Average | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as a percent)		6.00%	6.00%
Non-U.S. | Other investments | Forecast | Minimum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Non-U.S. | Other investments | Forecast | Minimum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
Non-U.S. | Other investments | Forecast | Maximum | Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Non-U.S. | Other investments | Forecast | Maximum | Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	4.00%